Revenue and Receivables from Contracts with Customers - Additional Information (Details 1) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price allocated to performance obligations yet to be satisfied		$ 18.0
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Aggregate amount of transaction price allocated to performance obligations yet to be satisfied	$ 7.0
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months